FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

July 30, 2026

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:

FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST (the “Registrant”)

Federated Hermes Municipal Obligations Fund

Automated Shares

Investment Shares

Wealth Shares

Service Shares

Cash II Shares

Cash Shares

Capital Shares

Federated Hermes Tax-Free Obligations Fund

Wealth Shares

Adviser Shares

Service Shares (collectively the “Funds”)

1933 Act File No. 033-31602 1940 Act File No. 811-05950

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive form of Prospectuses and Statements of Additional Information dated July 31, 2026, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the form of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 275 on July 28, 2026.

If you have any questions on the enclosed material, please contact me at Julie.Meyers@FederatedHermes.com or (724) 720-8834.

Very truly yours,

/s/ George Magera
George Magera
Assistant Secretary